Group information (Details) - shares		12 Months Ended
	Aug. 04, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%	98.22%	98.20%
Minority shareholders interest (as a percent)		1.44%	1.47%
Adventure and Nature Network Pvt. Ltd
Joint Venture
Equity interest in joint venture (as a percent)		50.00%	50.00%
THCL Travel Holding Cyprus Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra USA Corp | MIHI LLC
Information about Group subsidiaries:
Number of Class F shares converted to ordinary shares		1,083,281
Yatra USA Corp | Terrapin 3's founder stockholders
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra USA Corp | Terrapin 3's founder stockholders | Class F Shares
Information about Group subsidiaries:
Minority shareholders interest (as a percent)		21.08%	31.74%
Yatra USA, LLC
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Asia Consolidated DMC Pte. Ltd
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Middle East Travel Management Company Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		100.00%	100.00%
Yatra Online Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Yatra Online Private Limited | MIHI LLC
Information about Group subsidiaries:
Number of Class F shares converted to ordinary shares		1,060,781
Conversion ratio		0.00001
Yatra Corporate Hotel Solutions Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
TSI Yatra Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Yatra TG Stays Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Yatra Hotel Solutions Private Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Air Travel Bureau Limited
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Percentage of acquired shareholding	51.00%
Remaining obligation to acquire shareholding (as a percent)	49.00%
TCIL
Information about Group subsidiaries:
Equity interest in subsidiary (as a percent)		98.56%	98.53%
Remaining obligation to acquire shareholding (as a percent)			100.00%